Intangible assets, net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Amortization expenses	¥ 1,003,282	¥ 1,631,280	¥ 1,824,762
Impairment loss	80,800	17,736	¥ 288,221
2024	118,985
2025	37,685
2026	23,572
2027	15,671
Thereafter	25,208
Total expected amortization expenses	¥ 221,121	¥ 1,269,577